Inventories, Net	6 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories, net consisted of the following:

	March 31, 2026	September 30, 2025
Raw materials	$2,405,621	$2,096,847
Work-in-progress	2,463,893	1,910,478
Finished goods	884,632	915,839
Inventories, net	$5,754,146	$4,923,164

The allowance for slow-moving inventories as of March 31, 2026 and September 30, 2025 amounted to $1,048,445 and $744,611 for raw materials, $78,205 and $74,472 for finished goods, and $51,538 and $44,395 for work-in-progress, respectively.